Contributed Capital	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Contributed Capital
30.	Contributed Capital

(1)	Details of shares issued as of December 31, 2020 and 2021 are as follows:

	2020
	Shares authorized	Shares issued		Par value per share (in won)	Owned by government(*)	Owned by others	Total

	In millions of won except share information
Common shares	1,200,000,000	641,964,077	￦	5,000	1,640,385	1,569,435	3,209,820

(*)	Korea Development Bank’s interest of ￦1,056,176 million is included.

	2021
	Shares authorized	Shares issued		Par value per share (in won)	Owned by government(*)	Owned by others	Total

	In millions of won except share information
Common shares	1,200,000,000	641,964,077	￦	5,000	1,640,385	1,569,435	3,209,820

(*)	Korea Development Bank’s interest of ￦1,056,176 million is included.

(2)	Details in number of outstanding capital stock for the years ended December 31, 2020 and 2021 are as follows.

	2020	2021

	Number of shares
Beginning balance	641,964,077	641,964,077

Ending balance	641,964,077	641,964,077

(3)	Details of share premium as of December 31, 2020 and 2021 are as follows:

		2020	2021

		In millions of won
Share premium	￦	843,758	843,758